Note 13 - Financial assets at fair value through other comprehensive income - Accumulated other comprehensive income items that may be reclassified to profit or loss available for sale financial assets (Details) - EUR (€)
	Dec. 31, 2019	Dec. 31, 2018
Debt Securities [Member]
Financial assets at fair value throught other comprehensive income Line Items
Total Financial Assets At The Beginning	€ 943,000,000	€ 1,557,000,000
Effects of changes in accounting policies IFRS 9	0	(58,000,000)
Valuation gains and losses	1,267,000,000	(640,000,000)
Amounts transferred to income	(119,000,000)	(137,000,000)
Other reclassifications financial assets at fair value	0	0
Income tax financial assets at fair value	(331,000,000)	221,000,000
Total Financial Assets At The End	1,760,000,000	943,000,000
Equity instruments [Member]
Financial assets at fair value throught other comprehensive income Line Items
Total Financial Assets At The Beginning	(155,000,000)	84,000,000
Effects of changes in accounting policies IFRS 9	0	(40,000,000)
Valuation gains and losses	(238,000,000)	(174,000,000)
Other reclassifications financial assets at fair value	0	0
Income tax financial assets at fair value	(10,000,000)	(25,000,000)
Total Financial Assets At The End	€ (403,000,000)	€ (155,000,000)